Expense Example {- Strategic Advisers Fidelity U.S. Total Stock Fund} - 05.31 Strategic Advisers Fidelity U.S. Total Stock Fund PRO-08 - Strategic Advisers Fidelity U.S. Total Stock Fund - Strategic Advisers Fidelity U.S. Total Stock Fund
Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	134
5 years	280
10 years	$ 704